AUDITOR'S REMUNERATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AUDITOR'S REMUNERATION
In relation to statutory audit services	$ 437,000	$ 326,000	$ 341,000
Total group audit fees	$ 316,000	$ 331,000